1(415) 856-7007 davidhearth@paulhastings.com February 9, 2011	32227.00102

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:   GE Funds – File Nos. 033-51308 and 811- 07142

Ladies and Gentlemen:

We are counsel to GE Funds (the “Registrant”), and hereby submit for review the enclosed Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), which is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended.

This Amendment is being filed to reflect the changes that will result from the completion of transactions between the adviser to various series of the Registrant and Highland Funds Asset Management, L.P., which will serve as the new adviser to those series. In addition, the name of the Registrant will be changed to Highland Funds II. Those changes are expected to become effective after the close of business on February 18, 2011.

Please contact the undersigned at (415) 856-7007 with comments and questions.

Sincerely,

/s/ David A. Hearth

David A. Hearth

of Paul, Hastings, Janofsky & Walker LLP